SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CERTAIN BALALNCE SHEET INFORMATION (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2012
Receivables [Abstract]
Cash and cash equivalents	$ 23,467	$ 24,818	$ 24,598	$ 13,112	$ 23,908	$ 18,145
Conversion of stock options and unvested restricted shares excluded from computation of earnings per share	7,500	0	0